Investment in Equity Security	12 Months Ended
Dec. 31, 2025
Investment in Equity Security
Investment in Equity Security

12. Investment in Equity Security

In January 2021, the Group and Inmagene entered into a strategic partnership agreement for Inmagene to further develop and fund novel preclinical drugs candidates discovered by the Group for the potential treatment of multiple immunological diseases. Under the terms of the agreement, the Group granted Inmagene exclusive options to four drug candidates. Exercise of the options will grant Inmagene the right to further develop, manufacture and commercialize the exercised specific drug candidates worldwide, with the Group retaining first right to co-commercialization in mainland China.

In July 2024, Inmagene exercised options on two drug candidates (IMG-004 and IMG-007), and the Group received 140,636,592 Inmagene ordinary shares representing approximately 7.5% of Inmagene’s issued shares at the time. The shares were recorded as a financial asset at an initial carrying value of US$5.0 million, which was its then fair value estimated using the discounted cash flow method. The exclusive options for the remaining two drug candidates were terminated/expired.

In July 2025, Inmagene announced it had completed a merger with Ikena and the merged company is listed on the NASDAQ as ImageneBio. ImageneBio will be primarily focused on the development of IMG-007, a monoclonal antibody targeting OX-40 licensed from the Group. Inmagene’s remaining assets including IMG-004, a non-covalent, reversible small molecule inhibitor targeting Bruton Tyrosine Kinase licensed from the Group, were spun out to Miragene Co (“Miragene”), a new private company. As a result of the merger, the Group’s investment in equity security (140,636,592 Inmagene ordinary shares) was exchanged for 429,082 shares in ImageneBio representing a 3.84% equity interest and 7,960,562 shares in Miragene representing a 9.39% equity interest. The entire US$5.0 million carrying value of Inmagene was assigned to ImageneBio and was further marked-to-market to US$7.0 million based on the public trading price as at the merger date, resulting in a gain of US$2.0 million (Note 24). The value attributable to Miragene was considered negligible in consideration of the development progress and risk of the assets. The Group has significant influence in both ImageneBio and Miragene since the Group has a director on both companies’ board of directors. As such, the equity interests in ImageneBio (Note 11) and Miragene are subsequently accounted for as investment in equity investees.